Operating revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Revenue For Geographical Regions

	Year ended December 31,2025	Year ended December 31,2024	Year ended December 31,2023
Revenue from contracts with customers
Sales of products	$6,766,519	$17,563,985	$23,777,952
Service provision	2,200,000	-	-
Service provision – a related party	960,000	-	-
	$9,926,519	$17,563,985	$23,777,952

a) Disaggregation of revenue from contracts with customers

i) The Group derives revenue from the transfer of goods at a point in time and the rendering of services over time in the following major product lines and geographical regions:

Revenue from external customer contracts
Year ended December 31, 2025	Europe	Asia	Other areas	Total
Point in time:
Bicycle frame	$4,678,501	$-	$-	$4,678,501
Racket	-	181,233	3,430	184,663
Crank	1,333,799	181,233	-	1,515,032
Others	-	279,622	108,701	388,323
	6,012,300	642,088	112,131	6,766,519
Over time:
Service provision	2,200,000	960,000	-	3,160,000
Total	$8,212,300	$1,602,088	$112,131	$9,926,519

Year ended December 31, 2024	Europe	US	Other areas	Total
Point in time:
Bicycle frame	$13,224,192	$12,775	$1,163,879	$14,400,846
Racket	939,656	677,491	67,690	1,684,837
Crank	686,657	-	-	686,657
Others	-	-	791,645	791,645
Total	$14,850,505	$690,266	$2,023,214	$17,563,985

Year ended December 31, 2023	Europe	Other areas	Total
Point in time:
Bicycle frame	$14,675,036	$543,969	$15,219,005
Racket	5,381,594	1,660,899	7,042,493
Others	-	1,516,454	1,516,454
Total	$20,056,630	$3,721,322	$23,777,952

Schedule of Revenue For Geographical Regions

i) The Group derives revenue from the transfer of goods at a point in time and the rendering of services over time in the following major product lines and geographical regions:

Revenue from external customer contracts
Year ended December 31, 2025	Europe	Asia	Other areas	Total
Point in time:
Bicycle frame	$4,678,501	$-	$-	$4,678,501
Racket	-	181,233	3,430	184,663
Crank	1,333,799	181,233	-	1,515,032
Others	-	279,622	108,701	388,323
	6,012,300	642,088	112,131	6,766,519
Over time:
Service provision	2,200,000	960,000	-	3,160,000
Total	$8,212,300	$1,602,088	$112,131	$9,926,519

Year ended December 31, 2024	Europe	US	Other areas	Total
Point in time:
Bicycle frame	$13,224,192	$12,775	$1,163,879	$14,400,846
Racket	939,656	677,491	67,690	1,684,837
Crank	686,657	-	-	686,657
Others	-	-	791,645	791,645
Total	$14,850,505	$690,266	$2,023,214	$17,563,985

Year ended December 31, 2023	Europe	Other areas	Total
Point in time:
Bicycle frame	$14,675,036	$543,969	$15,219,005
Racket	5,381,594	1,660,899	7,042,493
Others	-	1,516,454	1,516,454
Total	$20,056,630	$3,721,322	$23,777,952

Schedule of Timing of Revenue Recognition

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
At a point in time	$6,766,519	$17,563,985	$23,777,952
Over time	3,160,000	-	-
Total	$9,926,519	$17,563,985	$23,777,952

Schedule of Contract liabilities

(i) The Group has recognized the following revenue-related contract liabilities:

	As of	As of
	December 31, 2025	December 31, 2024
Contract liabilities - receipts in advance	$60,906	$107,786

(ii) Revenue recognized that was included in the contract liabilities balance at the beginning of the year:

	Year ended December 31, 2025	Year ended December 31, 2024
Revenue recognized from beginning contract liabilities	$106,906	$276,210